Accounts Receivable, Unbilled Revenue (Contract Assets) and Unearned Revenue Or Payments On Account (Contract Liabilities) - Contracts Assets and Liabilities Narrative (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Amounts due to third parties for reimbursable expenses	$ 142,600	$ 85,600
Change in unbilled receivables	59,843
Change in unearned revenue (payments on account)	92,520
Change in advance payments netted against unbilled contracts receivable	(32,677)
Bad debt expense	$ 400